Accounts Receivable And Unbilled Revenue - Summary of Accounts Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of trade and other receivables [abstract]
Trade receivables	$ 400	$ 400	$ 339
Less: allowance for doubtful accounts	(11)	(9)	(6)
Trade receivables, net	389	391	333
Other receivables	9	7	4
Accounts receivable	$ 398	$ 398	$ 337	[1]

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.